CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net Income (loss)	$ 1,067	$ 414	$ 3,337	$ (6,477)
Adjustments to reconcile net income to net cash used in operating activities:
Non-cash gain on debt extinguishment				(5)
Non-cash interest expense				1,006
Non-cash license expense			192
Non-cash gain on settlement of liabilities			(18)	(534)
Share based compensation expense	96	180	504	277
Changes in fair market value of liabilities
Stock reserved for issuance to settle liabilities	75			2,503
Price adjustable warrants	(2,068)	(1,729)	(7,309)	(13)
Changes in assets and liabilities
Accounts receivable		500	500	(495)
Prepaid expenses and other current assets	14	8	52	(181)
Accounts payable	268	(106)	94	(563)
Accrued restructuring				(12)
Accrued and other liabilities	145	71	483	(285)
Net cash used in operating activities	(403)	(662)	(2,165)	(4,779)
Investing activities:
Increase in other assets			(45)
Net cash used in investing activities			(45)
Financing activities:
Proceeds from sales of preferred shares and warrants, net			1,095	5,929
Payments of notes payable				(250)
Proceeds from exercise of warrants		1	1	23
Insurance financing				(8)
Net cash provided by financing activities		1	1,096	5,694
Net increase (decrease) in cash	(403)	(661)	(1,114)	915
Cash - beginning of year	710	1,824	1,824	909
Cash - end of year	307	1,163	710	1,824
Non-cash financing activities:
Reclassification of fair value liability for price adjustable warrants exercised				1,917
Issuance of common stock to settle liabilities	60	75	207	3,517
Fair value of warrants to purchase common stock issued to settle liabilities		$ 50	65
Debt conversion to common shares				1,479
Par value of common stock issued upon conversion of Series D convertible preferred stock	$ 8
Supplemental Disclosure
Cash paid for interest				83
Series C Preferred Stock
Non-cash financing activities:
Deemed dividend to convertible preferred stockholders				$ 6,000
Par value of common stock issued upon conversion of convertible preferred stock			7
Series D Preferred Stock
Non-cash financing activities:
Deemed dividend to convertible preferred stockholders			690
Par value of common stock issued upon conversion of convertible preferred stock			$ 4